Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-2

Collection Period	03/01/20-03/31/20
Determination Date	4/10/2020
Distribution Date	4/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$610,370,277.34
2.	Collections allocable to Principal		$22,753,490.38
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,438,167.52
5.	Pool Balance on the close of the last day of the related Collection Period		$586,178,619.44
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		48,055
7.	Initial Pool Balance		$1,336,359,077.55
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$22,801,225.18	$0.00
	c. Class A-3 Note Balance	$364,380,000.00	$362,989,567.28
	d. Class A-4 Note Balance	$108,530,000.00	$108,530,000.00
	e. Class B Note Balance	$34,750,000.00	$34,750,000.00
	f. Class C Note Balance	$34,750,000.00	$34,750,000.00
	g. Class D Note Balance	$33,800,000.00	$33,800,000.00
	h. Note Balance (sum a - g)	$599,011,225.18	$574,819,567.28
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0482270	0.0000000
	c. Class A-3 Note Pool Factor	1.0000000	0.9961841
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.4520839	0.4338261
10.	Overcollateralization Target Amount		$11,359,052.16
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$11,359,052.16
12.	Weighted Average Coupon		7.82%
13.	Weighted Average Original Term	months	66.69
14.	Weighted Average Remaining Term	months	40.13
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,753,220.66
	b. Liquidation Proceeds allocable to Finance Charge		$1,654.73
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,754,875.39
16.	Principal:
	a. Collections allocable to Principal		$22,753,490.38
	b. Liquidation Proceeds allocable to Principal		$661,329.42
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$23,414,819.80

17.	Total Finance Charge and Principal Collections (15d + 16d)	$27,169,695.19
18.	Interest Income from Collection Account	$17,767.47
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$27,187,462.66
Available Funds
21.	Available Collections	$27,187,462.66
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$27,187,462.66
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$508,641.90
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$508,641.90
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$51,872.79
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$51,872.79
	i. Class A-3 Monthly Interest	$904,877.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$904,877.00
	m. Class A-4 Monthly Interest	$285,795.67
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$285,795.67
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$97,589.58
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$97,589.58
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$103,381.25
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$103,381.25
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$112,385.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$112,385.00
34.	Quaternary Principal Distributable Amount	$12,832,605.74
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$14,897,148.93
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$11,359,052.16
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,754,875.39
	b. Total Daily Deposits of Principal Collections	$23,414,819.80
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$17,767.47
	e. Total Deposits to Collection Account (sum a - d)	$27,187,462.66
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$508,641.90
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$25,747,559.19
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$931,261.57
	f. Total Withdrawals from Collection Account (sum a - e)	$27,187,462.66
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$51,872.79
	c. Class A-3 Interest Distribution	$904,877.00
	d. Class A-4 Interest Distribution	$285,795.67
	e. Class B Interest Distribution	$97,589.58
	f. Class C Interest Distribution	$103,381.25
	g. Class D Interest Distribution	$112,385.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$22,801,225.18
	j. Class A-3 Principal Distribution	$1,390,432.72
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$25,747,559.19
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$22,853,097.97
	c. Class A-3 Distribution	$2,295,309.72
	d. Class A-4 Distribution	$285,795.67
	e. Class B Distribution	$97,589.58

f. Class C Distribution	$103,381.25
g. Class D Distribution	$112,385.00
h. Total Withdrawals from Note Payment Account (sum a - g)	$25,747,559.19

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$931,261.57
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$931,261.57
Required Reserve Account Amount
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,340,897.69
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$3,340,897.69
49.	Investment Earnings	$2,471.40
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$3,343,369.09
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$2,471.40
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$3,340,897.69
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$508,641.90
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$25,747,559.19
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$931,261.57
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$2,471.40
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$22,853,097.97
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$2,295,309.72
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$285,795.67
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$97,589.58
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$103,381.25
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$112,385.00
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$931,261.57

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	1,023	$15,009,940.59
	b. 61 to 90 days past due	446	$6,628,036.14
	c. 91 to 120 days past due	136	$1,828,273.65
	d. 121 or more days past due	4	$25,125.36
	e. Total Past Due (sum a - d)	1,609	$23,491,375.74
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		4.0075%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	116	$1,438,167.52
74.	Recoveries	179	$662,984.15
75.	Net Losses (Ln 73 - Ln 74)		$775,183.37
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.1270%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	2,296	$33,076,959.83
78.	Recoveries	1,797	$14,942,851.02
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$18,134,108.81
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		1.3570%
81.	Average Net Loss on Defaulted Receivables		$7,898.13

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$18,671,394.13
83.	Pool Balance on the close of the last day of the preceding Collection Period		$610,370,277.34
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		3.06%

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,678,310,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer